Employee benefits - Reconciliation of net liabilities recognized in the statement of financial position (Details) - Country of domicile [member] - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2023		Dec. 31, 2022	Mar. 31, 2023
Overfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		$ 1,114	[1]	$ 919
Interest income		53	[1]	84
Changes on asset ceiling		350	[1]	65
Translation adjustment		85	[1]	46
Benefit obligation (Plan assets) as at ending of the year	[1]	1,602		1,114
Benefit obligation (Plan assets) as at beginning of the year		95	[1]	84
Non-current provisions for employee benefits				84	$ 95	[1]
Provisions for employee benefits		95	[1]	84
Overfunded Pension Plans [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		(5,406)	[1]	(5,142)
Overfunded Pension Plans [Member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		7,103	[1]	6,340
Overfunded Pension Plans [Member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		(1,602)	[1]	(1,114)
Underfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		(289)		(269)
Current provisions for employee benefits		(13)		(10)
Non-current provisions for employee benefits				(259)	$ (276)
Provisions for employee benefits		(289)		(269)
Underfunded Pension Plans [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		(643)		(608)
Underfunded Pension Plans [Member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		354		339
Other Benefits [Member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		(1,132)		(1,057)
Current provisions for employee benefits		(55)		(56)
Non-current provisions for employee benefits		(1,077)		(1,001)
Provisions for employee benefits		(1,132)		(1,057)
Other Benefits [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year		$ (1,132)		$ (1,057)

[1]	The pension plan asset is recorded as “Other non-current assets” in the statement of financial position.